UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21853

Northern Lights Variable Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2025

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report
TOPS Aggressive Growth ETF Portfolio

Class 1

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$23	0.21%

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,341	$11,196
Dec-2017	$13,688	$13,640
Dec-2018	$12,375	$13,042
Dec-2019	$15,431	$17,149
Dec-2020	$17,425	$20,304
Dec-2021	$20,851	$26,132
Dec-2022	$17,568	$21,399
Dec-2023	$20,690	$27,025
Dec-2024	$23,216	$33,786
Dec-2025	$27,665	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Aggressive Growth ETF Portfolio	19.17%	9.69%	10.71%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$282,709,472
  Number of Portfolio Holdings13
  Advisory Fee $234,546
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.9%
Money Market Funds	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
98.0%
Money Market Funds
2.1%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.1%
Equity	98.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	18.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	13.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	8.9%
Vanguard FTSE Emerging Markets ETF	6.1%
iShares MSCI Emerging Markets ex China ETF	5.1%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%
State Street SPDR Portfolio S&P 500 Growth ETF	4.0%

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Aggressive Growth ETF Portfolio will change to TOPS Aggressive ETF Portfolio.

TOPS Aggressive Growth ETF Portfolio - Class 1

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TAG1

TOPS Aggressive Growth ETF Portfolio

Class 2

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$50	0.46%

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,316	$11,196
Dec-2017	$13,623	$13,640
Dec-2018	$12,277	$13,042
Dec-2019	$15,269	$17,149
Dec-2020	$17,206	$20,304
Dec-2021	$20,529	$26,132
Dec-2022	$17,270	$21,399
Dec-2023	$20,269	$27,025
Dec-2024	$22,699	$33,786
Dec-2025	$26,973	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Aggressive Growth ETF Portfolio	18.83%	9.41%	10.43%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$282,709,472
  Number of Portfolio Holdings13
  Advisory Fee $234,546
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.9%
Money Market Funds	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.1%
Equity	98.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	18.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	13.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	8.9%
Vanguard FTSE Emerging Markets ETF	6.1%
iShares MSCI Emerging Markets ex China ETF	5.1%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%
State Street SPDR Portfolio S&P 500 Growth ETF	4.0%

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Aggressive Growth ETF Portfolio will change to TOPS Aggressive ETF Portfolio.

TOPS Aggressive Growth ETF Portfolio - Class 2

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TAG2

TOPS Aggressive Growth ETF Portfolio

Investor Class

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	0.71%

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,322	$9,765
Dec-2016	$10,475	$10,932
Dec-2017	$12,463	$13,319
Dec-2018	$11,189	$12,735
Dec-2019	$13,882	$16,745
Dec-2020	$15,594	$19,826
Dec-2021	$18,575	$25,517
Dec-2022	$15,577	$20,896
Dec-2023	$18,241	$26,389
Dec-2024	$20,378	$32,991
Dec-2025	$24,155	$38,890

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Aggressive Growth ETF Portfolio	18.53%	9.15%	9.99%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$282,709,472
  Number of Portfolio Holdings13
  Advisory Fee $234,546
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.9%
Money Market Funds	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.1%
Equity	98.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	18.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	13.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	8.9%
Vanguard FTSE Emerging Markets ETF	6.1%
iShares MSCI Emerging Markets ex China ETF	5.1%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%
State Street SPDR Portfolio S&P 500 Growth ETF	4.0%

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Aggressive Growth ETF Portfolio will change to TOPS Aggressive ETF Portfolio.

TOPS Aggressive Growth ETF Portfolio - Investor Class

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TAGI

TOPS Aggressive Growth ETF Portfolio

Service Class

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.51%

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Dec-2019	$10,742	$11,119
Dec-2020	$12,104	$13,165
Dec-2021	$14,442	$16,944
Dec-2022	$12,149	$13,876
Dec-2023	$14,259	$17,523
Dec-2024	$15,968	$21,907
Dec-2025	$18,975	$25,824

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Aggressive Growth ETF Portfolio	18.83%	9.41%	10.08%
S&P 500® Index	17.88%	14.42%	15.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$282,709,472
  Number of Portfolio Holdings13
  Advisory Fee $234,546
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.9%
Money Market Funds	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.1%
Equity	98.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	18.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	13.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	8.9%
Vanguard FTSE Emerging Markets ETF	6.1%
iShares MSCI Emerging Markets ex China ETF	5.1%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%
State Street SPDR Portfolio S&P 500 Growth ETF	4.0%

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Aggressive Growth ETF Portfolio will change to TOPS Aggressive ETF Portfolio.

TOPS Aggressive Growth ETF Portfolio - Service Class

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TAGS

TOPS Balanced ETF Portfolio

Class 1

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$22	0.21%

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Balanced ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,822	$11,196
Dec-2017	$12,034	$13,640
Dec-2018	$11,386	$13,042
Dec-2019	$13,238	$17,149
Dec-2020	$14,378	$20,304
Dec-2021	$15,812	$26,132
Dec-2022	$14,074	$21,399
Dec-2023	$15,728	$27,025
Dec-2024	$16,836	$33,786
Dec-2025	$19,053	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	13.17%	5.79%	6.66%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$152,620,020
  Number of Portfolio Holdings25
  Advisory Fee $135,607
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
49.8%
Fixed Income
48.2%
Money Market Funds
2.0%
Collateral for Securities Loaned
1.0%
Liabilities in Excess of Other Assets
-1.0%

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Collateral for Securities Loaned	1.0%
Money Market Funds	2.0%
Fixed Income	48.2%
Equity	49.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.1%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard S&P 500 ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
State Street SPDR Portfolio Short Term Corporate ETF	7.0%
State Street SPDR Portfolio S&P 500 Value ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Short-Term Treasury ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

TOPS Balanced ETF Portfolio - Class 1

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TB1

TOPS Balanced ETF Portfolio

Class 2

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.46%

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Balanced ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,791	$11,196
Dec-2017	$11,973	$13,640
Dec-2018	$11,299	$13,042
Dec-2019	$13,099	$17,149
Dec-2020	$14,199	$20,304
Dec-2021	$15,565	$26,132
Dec-2022	$13,829	$21,399
Dec-2023	$15,405	$27,025
Dec-2024	$16,461	$33,786
Dec-2025	$18,577	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	12.85%	5.52%	6.39%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$152,620,020
  Number of Portfolio Holdings25
  Advisory Fee $135,607
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Collateral for Securities Loaned	1.0%
Money Market Funds	2.0%
Fixed Income	48.2%
Equity	49.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.1%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard S&P 500 ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
State Street SPDR Portfolio Short Term Corporate ETF	7.0%
State Street SPDR Portfolio S&P 500 Value ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Short-Term Treasury ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

TOPS Balanced ETF Portfolio - Class 2

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TB2

TOPS Balanced ETF Portfolio

Service Class

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	0.50%

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	TOPS Balanced ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Dec-2019	$10,611	$11,119
Dec-2020	$11,502	$13,165
Dec-2021	$12,608	$16,944
Dec-2022	$11,194	$13,876
Dec-2023	$12,461	$17,523
Dec-2024	$13,307	$21,907
Dec-2025	$15,012	$25,824

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Balanced ETF Portfolio	12.81%	5.47%	6.28%
S&P 500® Index	17.88%	14.42%	15.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$152,620,020
  Number of Portfolio Holdings25
  Advisory Fee $135,607
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Collateral for Securities Loaned	1.0%
Money Market Funds	2.0%
Fixed Income	48.2%
Equity	49.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.1%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard S&P 500 ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
State Street SPDR Portfolio Short Term Corporate ETF	7.0%
State Street SPDR Portfolio S&P 500 Value ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Short-Term Treasury ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

TOPS Balanced ETF Portfolio - Service Class

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TBS

TOPS Balanced ETF Portfolio

Investor Class

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	0.71%

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Balanced ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,630	$9,765
Dec-2016	$10,361	$10,932
Dec-2017	$11,436	$13,319
Dec-2018	$10,771	$12,735
Dec-2019	$12,470	$16,745
Dec-2020	$13,480	$19,826
Dec-2021	$14,738	$25,517
Dec-2022	$13,057	$20,896
Dec-2023	$14,515	$26,389
Dec-2024	$15,470	$32,991
Dec-2025	$17,417	$38,890

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	12.59%	5.26%	6.10%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$152,620,020
  Number of Portfolio Holdings25
  Advisory Fee $135,607
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Collateral for Securities Loaned	1.0%
Money Market Funds	2.0%
Fixed Income	48.2%
Equity	49.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.1%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard S&P 500 ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
State Street SPDR Portfolio Short Term Corporate ETF	7.0%
State Street SPDR Portfolio S&P 500 Value ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Short-Term Treasury ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

TOPS Balanced ETF Portfolio - Investor Class

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TBI

TOPS Conservative ETF Portfolio

Class 1

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$24	0.23%

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Conservative ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,616	$11,196
Dec-2017	$11,369	$13,640
Dec-2018	$11,087	$13,042
Dec-2019	$12,421	$17,149
Dec-2020	$13,319	$20,304
Dec-2021	$14,217	$26,132
Dec-2022	$12,994	$21,399
Dec-2023	$14,226	$27,025
Dec-2024	$15,111	$33,786
Dec-2025	$16,681	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Conservative ETF Portfolio	10.39%	4.61%	5.25%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$47,226,080
  Number of Portfolio Holdings25
  Advisory Fee $42,789
  Portfolio Turnover21%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
68.0%
Equity
29.8%
Money Market Funds
2.2%

Value	Value
Money Market Funds	2.2%
Equity	29.8%
Fixed Income	68.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Total International Bond ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

TOPS Conservative ETF Portfolio - Class 1

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TC1

TOPS Conservative ETF Portfolio

Class 2

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$50	0.48%

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Conservative ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,582	$11,196
Dec-2017	$11,305	$13,640
Dec-2018	$11,002	$13,042
Dec-2019	$12,290	$17,149
Dec-2020	$13,155	$20,304
Dec-2021	$14,004	$26,132
Dec-2022	$12,764	$21,399
Dec-2023	$13,937	$27,025
Dec-2024	$14,773	$33,786
Dec-2025	$16,272	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Conservative ETF Portfolio	10.15%	4.34%	4.99%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$47,226,080
  Number of Portfolio Holdings25
  Advisory Fee $42,789
  Portfolio Turnover21%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.2%
Equity	29.8%
Fixed Income	68.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Total International Bond ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

TOPS Conservative ETF Portfolio - Class 2

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TC2

TOPS Conservative ETF Portfolio

Service Class

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.53%

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	TOPS Conservative ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Dec-2019	$10,494	$11,119
Dec-2020	$11,233	$13,165
Dec-2021	$11,958	$16,944
Dec-2022	$10,899	$13,876
Dec-2023	$11,901	$17,523
Dec-2024	$12,615	$21,907
Dec-2025	$13,895	$25,824

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Conservative ETF Portfolio	10.15%	4.34%	5.05%
S&P 500® Index	17.88%	14.42%	15.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$47,226,080
  Number of Portfolio Holdings25
  Advisory Fee $42,789
  Portfolio Turnover21%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.2%
Equity	29.8%
Fixed Income	68.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Total International Bond ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

TOPS Conservative ETF Portfolio - Service Class

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TCS

TOPS Conservative ETF Portfolio

Investor Class

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	0.73%

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Conservative ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,731	$9,765
Dec-2016	$10,287	$10,932
Dec-2017	$10,968	$13,319
Dec-2018	$10,684	$12,735
Dec-2019	$11,896	$16,745
Dec-2020	$12,691	$19,826
Dec-2021	$13,487	$25,517
Dec-2022	$12,258	$20,896
Dec-2023	$13,357	$26,389
Dec-2024	$14,127	$32,991
Dec-2025	$15,506	$38,890

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Conservative ETF Portfolio	9.76%	4.09%	4.77%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$47,226,080
  Number of Portfolio Holdings25
  Advisory Fee $42,789
  Portfolio Turnover21%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.2%
Equity	29.8%
Fixed Income	68.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Total International Bond ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

TOPS Conservative ETF Portfolio - Investor Class

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TCI

TOPS Growth ETF Portfolio

Class 1

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$23	0.21%

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Growth ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,260	$11,196
Dec-2017	$13,313	$13,640
Dec-2018	$12,172	$13,042
Dec-2019	$14,894	$17,149
Dec-2020	$16,670	$20,304
Dec-2021	$19,486	$26,132
Dec-2022	$16,650	$21,399
Dec-2023	$19,381	$27,025
Dec-2024	$21,531	$33,786
Dec-2025	$25,473	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Growth ETF Portfolio	18.31%	8.85%	9.80%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$316,528,218
  Number of Portfolio Holdings20
  Advisory Fee $260,170
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
84.8%
Fixed Income
13.1%
Money Market Funds
2.0%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.0%
Fixed Income	13.1%
Equity	84.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	20.9%
Vanguard FTSE Developed Markets ETF	17.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	10.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.9%
State Street SPDR Portfolio S&P 500 Value ETF	5.0%
State Street SPDR Portfolio S&P 500 Growth ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Growth ETF Portfolio will change to TOPS Moderately Aggressive ETF Portfolio.

TOPS Growth ETF Portfolio - Class 1

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TG1

TOPS Growth ETF Portfolio

Class 2

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$50	0.46%

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Growth ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,232	$11,196
Dec-2017	$13,248	$13,640
Dec-2018	$12,085	$13,042
Dec-2019	$14,752	$17,149
Dec-2020	$16,473	$20,304
Dec-2021	$19,194	$26,132
Dec-2022	$16,372	$21,399
Dec-2023	$19,006	$27,025
Dec-2024	$21,056	$33,786
Dec-2025	$24,844	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Growth ETF Portfolio	17.99%	8.56%	9.53%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$316,528,218
  Number of Portfolio Holdings20
  Advisory Fee $260,170
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.0%
Fixed Income	13.1%
Equity	84.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	20.9%
Vanguard FTSE Developed Markets ETF	17.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	10.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.9%
State Street SPDR Portfolio S&P 500 Value ETF	5.0%
State Street SPDR Portfolio S&P 500 Growth ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Growth ETF Portfolio will change to TOPS Moderately Aggressive ETF Portfolio.

TOPS Growth ETF Portfolio - Class 2

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TG2

TOPS Growth ETF Portfolio

Service Class

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.51%

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	TOPS Growth ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Dec-2019	$10,716	$11,119
Dec-2020	$11,966	$13,165
Dec-2021	$13,943	$16,944
Dec-2022	$11,893	$13,876
Dec-2023	$13,806	$17,523
Dec-2024	$15,295	$21,907
Dec-2025	$18,047	$25,824

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Growth ETF Portfolio	17.99%	8.56%	9.25%
S&P 500® Index	17.88%	14.42%	15.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$316,528,218
  Number of Portfolio Holdings20
  Advisory Fee $260,170
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.0%
Fixed Income	13.1%
Equity	84.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	20.9%
Vanguard FTSE Developed Markets ETF	17.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	10.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.9%
State Street SPDR Portfolio S&P 500 Value ETF	5.0%
State Street SPDR Portfolio S&P 500 Growth ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Growth ETF Portfolio will change to TOPS Moderately Aggressive ETF Portfolio.

TOPS Growth ETF Portfolio - Service Class

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TGS

TOPS Growth ETF Portfolio

Investor Class

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	0.71%

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,341	$9,765
Dec-2016	$10,429	$10,932
Dec-2017	$12,154	$13,319
Dec-2018	$11,069	$12,735
Dec-2019	$13,474	$16,745
Dec-2020	$15,004	$19,826
Dec-2021	$17,450	$25,517
Dec-2022	$14,841	$20,896
Dec-2023	$17,188	$26,389
Dec-2024	$18,989	$32,991
Dec-2025	$22,358	$38,890

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Growth ETF Portfolio	17.74%	8.30%	9.12%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$316,528,218
  Number of Portfolio Holdings20
  Advisory Fee $260,170
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.0%
Fixed Income	13.1%
Equity	84.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	20.9%
Vanguard FTSE Developed Markets ETF	17.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	10.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.9%
State Street SPDR Portfolio S&P 500 Value ETF	5.0%
State Street SPDR Portfolio S&P 500 Growth ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Growth ETF Portfolio will change to TOPS Moderately Aggressive ETF Portfolio.

TOPS Growth ETF Portfolio - Investor Class

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TGI

TOPS Moderate Growth ETF Portfolio

Class 1

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$23	0.21%

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,079	$11,196
Dec-2017	$12,672	$13,640
Dec-2018	$11,836	$13,042
Dec-2019	$14,102	$17,149
Dec-2020	$15,629	$20,304
Dec-2021	$17,680	$26,132
Dec-2022	$15,442	$21,399
Dec-2023	$17,575	$27,025
Dec-2024	$19,154	$33,786
Dec-2025	$22,122	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Moderate Growth ETF Portfolio	15.50%	7.20%	8.26%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$241,702,230
  Number of Portfolio Holdings23
  Advisory Fee $207,460
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.9%
Money Market Funds	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
64.9%
Fixed Income
33.2%
Money Market Funds
2.1%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.1%
Fixed Income	33.2%
Equity	64.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.0%
Vanguard FTSE Developed Markets ETF	13.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.9%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.9%

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Moderate Growth ETF Portfolio will change to TOPS Moderate ETF Portfolio.

TOPS Moderate Growth ETF Portfolio - Class 1

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TMG1

TOPS Moderate Growth ETF Portfolio

Class 2

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.45%

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,052	$11,196
Dec-2017	$12,611	$13,640
Dec-2018	$11,743	$13,042
Dec-2019	$13,963	$17,149
Dec-2020	$15,443	$20,304
Dec-2021	$17,422	$26,132
Dec-2022	$15,175	$21,399
Dec-2023	$17,220	$27,025
Dec-2024	$18,742	$33,786
Dec-2025	$21,578	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Moderate Growth ETF Portfolio	15.13%	6.92%	7.99%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$241,702,230
  Number of Portfolio Holdings23
  Advisory Fee $207,460
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.9%
Money Market Funds	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.1%
Fixed Income	33.2%
Equity	64.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.0%
Vanguard FTSE Developed Markets ETF	13.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.9%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.9%

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Moderate Growth ETF Portfolio will change to TOPS Moderate ETF Portfolio.

TOPS Moderate Growth ETF Portfolio - Class 2

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TMG2

TOPS Moderate Growth ETF Portfolio

Service Class

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	0.51%

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Dec-2019	$10,660	$11,119
Dec-2020	$11,777	$13,165
Dec-2021	$13,284	$16,944
Dec-2022	$11,576	$13,876
Dec-2023	$13,123	$17,523
Dec-2024	$14,269	$21,907
Dec-2025	$16,425	$25,824

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Moderate Growth ETF Portfolio	15.11%	6.88%	7.72%
S&P 500® Index	17.88%	14.42%	15.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$241,702,230
  Number of Portfolio Holdings23
  Advisory Fee $207,460
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.9%
Money Market Funds	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.1%
Fixed Income	33.2%
Equity	64.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.0%
Vanguard FTSE Developed Markets ETF	13.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.9%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.9%

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Moderate Growth ETF Portfolio will change to TOPS Moderate ETF Portfolio.

TOPS Moderate Growth ETF Portfolio - Service Class

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TMGS

TOPS Moderate Growth ETF Portfolio

Investor Class

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$76	0.70%

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,474	$9,765
Dec-2016	$10,383	$10,932
Dec-2017	$11,720	$13,319
Dec-2018	$10,959	$12,735
Dec-2019	$12,989	$16,745
Dec-2020	$14,319	$19,826
Dec-2021	$16,119	$25,517
Dec-2022	$14,012	$20,896
Dec-2023	$15,863	$26,389
Dec-2024	$17,208	$32,991
Dec-2025	$19,766	$38,890

Average Annual Total Returns

	1 Year	5 Years	10 Years
TOPS Moderate Growth ETF Portfolio	14.87%	6.66%	7.63%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$241,702,230
  Number of Portfolio Holdings23
  Advisory Fee $207,460
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.9%
Money Market Funds	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.1%
Fixed Income	33.2%
Equity	64.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.0%
Vanguard FTSE Developed Markets ETF	13.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.9%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.9%

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Moderate Growth ETF Portfolio will change to TOPS Moderate ETF Portfolio.

TOPS Moderate Growth ETF Portfolio - Investor Class

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TMGI

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	The Code of Ethics is not posted on Registrant’ website.

(f)	A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii  The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FYE 2025 - $67,200

FYE 2024 - $65,200

(b)	Audit-Related Fees

FYE 2025 - None

FYE 2024 - None

(c)	Tax Fees

FYE 2025 - $19,200

FYE 2024 - $18,600

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

FYE 2025 - None

FYE 2024 - None

(e)	(1)	Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

	2024	2025
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2025, and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Included Long Form Financial Statements

Annual Financial Statements and Additional Information

December 31, 2025

TOPS® Aggressive Growth ETF Portfolio

TOPS® Balanced ETF Portfolio

TOPS® Conservative ETF Portfolio

TOPS® Growth ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC
Member FINRA

TOPS AGGRESSIVE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 98.0%
248,586	FlexShares Global Upstream Natural Resources Index Fund	$11,397,668
454,007	iShares Global REIT ETF	11,327,475
196,488	iShares MSCI Emerging Markets ex China ETF	14,280,748
112,538	iShares MSCI USA Small-Cap Multifactor ETF	8,426,845
680,194	State Street SPDR Portfolio S&P 400 Mid Cap ETF	39,390,035
538,973	State Street SPDR Portfolio S&P 600 Small Cap ETF	25,256,275
105,870	State Street SPDR Portfolio S&P 500 Growth ETF	11,296,329
199,022	State Street SPDR Portfolio S&P 500 Value ETF(a)	11,306,440
817,623	Vanguard FTSE Developed Markets ETF	51,076,909
318,827	Vanguard FTSE Emerging Markets ETF	17,140,140
112,624	Vanguard S&P 500 ETF	70,629,888
145,971	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	5,695,788
		277,224,540

	TOTAL EXCHANGE-TRADED FUNDS (Cost $217,645,851)	277,224,540

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS - 2.1%
5,872,042	Invesco Government & Agency Portfolio, Institutional Class, 3.64% (Cost $5,872,042)(b)	5,872,042

	TOTAL INVESTMENTS - 100.1% (Cost $223,517,893)	$283,096,582
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(387,110)
	NET ASSETS - 100.0%	$282,709,472

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $789,360 at December 31, 2025. The loaned securities were secured with non-cash collateral of $805,344. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 49.8%
100,331	FlexShares Global Upstream Natural Resources Index Fund	$4,600,176
244,299	iShares Global REIT ETF	6,095,260
42,294	iShares MSCI Emerging Markets ex China ETF	3,073,928
20,117	iShares MSCI USA Small-Cap Multifactor ETF	1,506,361
130,535	State Street SPDR Portfolio S&P 400 Mid Cap ETF	7,559,282
128,394	State Street SPDR Portfolio S&P 600 Small Cap ETF	6,016,543
28,483	State Street SPDR Portfolio S&P 500 Growth ETF	3,039,136
187,407	State Street SPDR Portfolio S&P 500 Value ETF	10,646,592
219,974	Vanguard FTSE Developed Markets ETF	13,741,775
85,777	Vanguard FTSE Emerging Markets ETF	4,611,372
21,809	Vanguard S&P 500 ETF	13,677,078
39,274	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,532,471
		76,099,974
	FIXED INCOME - 48.2%
65,185	iShares BB Rated Corporate Bond ETF, USD Class	3,072,169
110,695	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	12,197,482
99,816	State Street SPDR Bloomberg Investment Grade ETF(a)	3,067,346
355,324	State Street SPDR Portfolio Short Term Corporate ETF	10,730,785
178,654	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	4,612,846
127,578	Vanguard Intermediate-Term Treasury ETF	7,645,750
65,024	Vanguard Mortgage-Backed Securities ETF	3,061,330
371,933	Vanguard Short-Term Inflation-Protected Securities ETF	18,395,805
104,390	Vanguard Short-Term Treasury ETF	6,130,825
31,691	Vanguard Total International Bond ETF	1,531,309
83,220	Xtrackers USD High Yield Corporate Bond ETF	3,064,993
		73,510,640

	TOTAL EXCHANGE-TRADED FUNDS (Cost $132,882,971)	149,610,614

See accompanying notes to financial statements.

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.0%
	COLLATERAL FOR SECURITIES LOANED - 1.0%
1,573,770	Federated Hermes Government Obligations Fund, Institutional Class, 3.62% (Cost $1,573,770)(b)	1,573,770

	MONEY MARKET FUNDS - 2.0%
3,032,729	Invesco Government & Agency Portfolio, Institutional Class, 3.64% (Cost $3,032,729)(b)	$3,032,729

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,606,499)	4,606,499

	TOTAL INVESTMENTS - 101.0% (Cost $137,429,470)	$154,217,113
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(1,597,093)
	NET ASSETS - 100.0%	$152,620,020

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $13,641,760 at December 31, 2025. The loaned securities were secured with cash collateral of $1,573,770 and non-cash collateral of $12,361,660. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.8%
	EQUITY - 29.8%
20,677	FlexShares Global Upstream Natural Resources Index Fund	$948,040
18,615	iShares Global REIT ETF	464,444
6,437	iShares MSCI Emerging Markets ex China ETF	467,841
6,124	iShares MSCI USA Small-Cap Multifactor ETF	458,565
32,260	State Street SPDR Portfolio S&P 400 Mid Cap ETF	1,868,178
9,795	State Street SPDR Portfolio S&P 600 Small Cap ETF	458,994
8,783	State Street SPDR Portfolio S&P 500 Growth ETF	937,146
33,082	State Street SPDR Portfolio S&P 500 Value ETF	1,879,388
45,302	Vanguard FTSE Developed Markets ETF	2,830,017
8,832	Vanguard FTSE Emerging Markets ETF	474,808
4,491	Vanguard S&P 500 ETF	2,816,441
11,953	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	466,406
		14,070,268
	FIXED INCOME - 68.0%
20,137	iShares BB Rated Corporate Bond ETF, USD Class	949,057
29,897	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	3,294,350
37,154	JP Morgan Ultra-Short Income ETF	1,879,621
188,022	State Street SPDR Portfolio Short Term Corporate Bond ETF	5,678,264
45,946	State Street SPDR Bloomberg Investment Grade ETF(a)	1,411,921
36,794	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	950,021
47,229	Vanguard Intermediate-Term Treasury ETF	2,830,434
20,087	Vanguard Mortgage-Backed Securities ETF	945,696
153,208	Vanguard Short-Term Inflation-Protected Securities ETF(a)	7,577,667
64,406	Vanguard Short-Term Treasury ETF	3,782,564
39,162	Vanguard Total International Bond ETF	1,892,308
25,708	Xtrackers USD High Yield Corporate Bond ETF	946,826
		32,138,729

	TOTAL EXCHANGE-TRADED FUNDS (Cost $43,331,710)	46,208,997

See accompanying notes to financial statements.

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.2%
	MONEY MARKET FUNDS - 2.2%
1,022,624	Invesco Government & Agency Portfolio, Institutional Class, 3.64% (Cost $1,022,624)(b)	$1,022,624

	TOTAL INVESTMENTS - 100.0% (Cost $44,354,334)	$47,231,621
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(c)	(5,541)
	NET ASSETS - 100.0%	$47,226,080

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $6,527,214 at December 31, 2025. The loaned securities were secured with non-cash collateral of $6,664,843. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	EQUITY - 84.8%
277,477	FlexShares Global Upstream Natural Resources Index Fund	$12,722,320
506,778	iShares Global REIT ETF	12,644,111
175,463	iShares MSCI Emerging Markets ex China ETF	12,752,651
83,745	iShares MSCI USA Small-Cap Multifactor ETF	6,270,826
596,638	State Street SPDR Portfolio S&P 400 Mid Cap ETF	34,551,307
400,949	State Street SPDR Portfolio S&P 600 Small Cap ETF	18,788,470
147,719	State Street SPDR Portfolio S&P 500 Growth ETF	15,761,617
277,690	State Street SPDR Portfolio S&P 500 Value ETF	15,775,569
861,945	Vanguard FTSE Developed Markets ETF	53,845,704
237,251	Vanguard FTSE Emerging Markets ETF	12,754,614
105,568	Vanguard S&P 500 ETF	66,204,859
162,946	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	6,358,153
		268,430,201
	FIXED INCOME - 13.1%
67,607	iShares BB Rated Corporate Bond ETF, USD Class	3,186,318
57,408	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	6,325,788
247,060	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	6,379,089
105,861	Vanguard Intermediate-Term Treasury ETF	6,344,250
67,444	Vanguard Mortgage-Backed Securities ETF	3,175,264
192,885	Vanguard Short-Term Inflation-Protected Securities ETF	9,540,091
172,637	Xtrackers USD High Yield Corporate Bond ETF	6,358,221
		41,309,021

	TOTAL EXCHANGE-TRADED FUNDS (Cost $24 8,868,602)	309,739,222

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUNDS - 2.0%
6,481,486	Invesco Government & Agency Portfolio, Institutional Class, 3.64% (Cost $6,481,486)(b)	6,481,486

	TOTAL INVESTMENTS - 99.9% (Cost $255,350,088)	$316,220,708
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	307,510
	NET ASSETS - 100.0%	$316,528,218

See accompanying notes to financial statements.

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $5,975,751 at December 31, 2025. The loaned securities were secured with non-cash collateral of $6,104,916. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 64.9%
212,188	FlexShares Global Upstream Natural Resources Index Fund	$9,728,820
387,417	iShares Global REIT ETF	9,666,054
67,067	iShares MSCI Emerging Markets ex China ETF	4,874,430
64,019	iShares MSCI USA Small-Cap Multifactor ETF(a)	4,793,743
331,213	State Street SPDR Portfolio S&P 400 Mid Cap ETF	19,180,545
203,611	State Street SPDR Portfolio S&P 600 Small Cap ETF	9,541,211
45,170	State Street SPDR Portfolio S&P 500 Growth ETF	4,819,639
127,371	State Street SPDR Portfolio S&P 500 Value ETF	7,235,947
503,888	Vanguard FTSE Developed Markets ETF	31,477,882
181,368	Vanguard FTSE Emerging Markets ETF	9,750,344
69,305	Vanguard S&P 500 ETF	43,463,244
62,282	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,430,244
		156,962,103
	FIXED INCOME - 33.2%
103,373	iShares BB Rated Corporate Bond ETF, USD Class	4,871,969
109,716	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	12,089,606
724,488	State Street SPDR Portfolio Short Term Corporate Bond ETF	21,879,538
188,876	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	4,876,778
121,391	Vanguard Intermediate-Term Treasury ETF	7,274,963
103,119	Vanguard Mortgage-Backed Securities ETF	4,854,843
294,912	Vanguard Short-Term Inflation-Protected Securities ETF	14,586,348
50,257	Vanguard Total International Bond ETF	2,428,418
197,962	Xtrackers USD High Yield Corporate Bond ETF	7,290,940
		80,153,403

	TOTAL EXCHANGE-TRADED FUNDS (Cost $199,859,444)	237,115,506

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.1%
	COLLATERAL FOR SECURITIES LOANED - 0.0% (b)
23,145	Federated Hermes Government Obligations Fund, Institutional Class, 3.62% (Cost $23,145)(c)	23,145

See accompanying notes to financial statements.

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.1% (Continued)
	MONEY MARKET FUNDS - 2.1%
5,017,191	Invesco Government & Agency Portfolio, Institutional Class, 3.64% (Cost $5,017,191)(c)	$5,017,191

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,040,336)	5,040,336

	TOTAL INVESTMENTS - 100.2% (Cost $204,899,780)	$242,155,842
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(453,612)
	NET ASSETS - 100.0%	$241,702,230

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $11,945,410 at December 31, 2025. The loaned securities were secured with cash collateral of $23,145 and non-cash collateral of $12,180,438. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities
December 31, 2025

	Aggressive		Balanced	Conservative
	Growth		ETF	ETF
Assets:	ETF Portfolio		Portfolio	Portfolio
Investments in securities, at cost	$223,517,893		$137,429,470	$44,354,334

Investments in securities, at value (Securities on loan $789,360, 13,641,760, and 6,527,214 respectively)	$283,096,582		$154,217,113	$47,231,621
Receivable for Portfolio shares sold	17,208		31,687	3,252
Interest and dividends receivable	19,624		11,165	9,874
Total Assets	283,133,414		154,259,965	47,244,747
Liabilities:
Collateral on securities loaned	—		1,573,770	—
Payable for Portfolio shares redeemed	152,506		14,388	4,674
Payable for securities purchased	172,765		—	—
Accrued investment advisory fees	23,772		12,805	3,970
Accrued distribution (12b-1) fees	59,572		31,644	8,112
Accrued shareholder service fees	—		761	—
Payable to related parties and administrative service fees	15,327		6,577	1,911
Total Liabilities	423,942		1,639,945	18,667
Net Assets	$282,709,472		$152,620,020	$47,226,080

Components of Net Assets:
Paid-in capital	$215,876,165		$130,921,640	$42,883,214
Accumulated earnings	66,833,307		21,698,380	4,342,866
Net Assets	$282,709,472		$152,620,020	$47,226,080

Class 1 Shares:
Net assets	$6,365,098		$6,194,180	$14,747,927
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	261,600		386,956	1,072,445

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$24.33		$16.01	$13.75

Class 2 Shares:
Net assets	$269,326,403		$135,154,034	$26,244,918
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,266,724		8,862,178	1,933,179

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$23.90		$15.25	$13.58

Investor Class Shares:
Net assets	$7,017,943		$8,170,075	$6,233,218
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	271,775		501,061	446,346

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$25.82		$16.31	$13.96

Service Class Shares:
Net assets	$28		$3,101,731	$17
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		203,916	1

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$23.90	(a)	$15.21	$13.58	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Continued)
December 31, 2025

	Growth		Moderate
	ETF		Growth
Assets:	Portfolio		ETF Portfolio
Investments in securities, at cost	$255,350,088		$204,899,780

Investments in securities, at value (Securities on loan $5,975,751 and 11,945,410, respectively)	$316,220,708		$242,155,842
Receivable for Portfolio shares sold	539,205		8,557
Interest and dividends receivable	23,139		17,550
Total Assets	316,783,052		242,181,949
Liabilities:
Collateral on securities loaned	—		23,145
Payable for Portfolio shares redeemed	27,555		288,181
Payable for securities purchased	119,468		82,517
Accrued investment advisory fees	26,540		20,330
Accrued distribution (12b-1) fees	63,403		48,044
Accrued shareholder service fees	—		3,911
Payable to related parties and administrative service fees	17,868		13,591
Total Liabilities	254,834		479,719
Net Assets	$316,528,218		$241,702,230

Components of Net Assets:
Paid-in capital	$247,480,795		$197,664,492
Accumulated earnings	69,047,423		44,037,738
Net Assets	$316,528,218		$241,702,230

Class 1 Shares:
Net assets	$20,436,392		$17,967,730
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	876,906		1,052,754

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$23.31		$17.07

Class 2 Shares:
Net assets	$289,858,293		$188,037,789
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,797,562		11,578,589

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$22.65		$16.24

Investor Class Shares:
Net assets	$6,233,506		$20,345,059
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	249,259		1,125,600

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$25.01		$18.07

Service Class Shares:
Net assets	$27		$15,351,652
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		947,631

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$22.65	(a)	$16.20

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations
For the Year Ended December 31, 2025

	Aggressive	Balanced	Conservative	Growth	Moderate
	Growth	ETF	ETF	ETF	Growth
	ETF Portfolio	Portfolio	Portfolio	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$5,077,430	$4,448,869	$1,548,618	$6,539,455	$6,241,034
Interest income	203,947	121,197	36,685	232,855	184,857
Securities lending income	14,523	53,673	18,525	45,042	55,965
Total Investment Income	5,295,900	4,623,739	1,603,828	6,817,352	6,481,856
Expenses:
Investment advisory fees	234,546	135,607	42,789	260,170	207,460
Distribution fees (12b-1)
Class 2 Shares	557,513	296,683	56,846	595,375	397,909
Investor Shares	31,356	39,297	30,053	26,383	91,812
Shareholder service fees	—	8,020	—	—	42,505
Related parties and administrative service fees	221,319	132,274	50,364	244,673	197,236
Miscellaneous fees and expenses	23,455	13,561	4,279	26,017	20,746
Total Expenses	1,068,189	625,442	184,331	1,152,618	957,668
Net Investment Income	4,227,711	3,998,297	1,419,497	5,664,734	5,524,188

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on:
Investments	3,703,903	1,750,251	390,119	3,374,027	2,298,672
Net change in unrealized appreciation on:
Investments	33,870,494	10,671,378	2,330,119	35,149,023	21,713,732
Net Realized and Unrealized Gain on Investments	37,574,397	12,421,629	2,720,238	38,523,050	24,012,404
Net Increase in Net Assets Resulting from Operations	$41,802,108	$16,419,926	$4,139,735	$44,187,784	$29,536,592

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets

	Aggressive Growth ETF Portfolio			Balanced ETF Portfolio

	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2025	December 31, 2024		December 31, 2025	December 31, 2024

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$4,227,711	$3,152,448		$3,998,297	$3,062,030
Net realized gain on investments	3,703,903	3,519,497		1,750,251	1,626,462
Net change in unrealized appreciation on investments	33,870,494	11,287,601		10,671,378	2,347,186
Net increase in net assets resulting from operations	41,802,108	17,959,546		16,419,926	7,035,678
From Distributions to Shareholders:
Total Distributions Paid
Class 1	(163,465)	(100,944)		(201,286)	(167,341)
Class 2	(6,679,891)	(3,606,631)		(4,223,274)	(2,491,322)
Investor Class	(146,750)	(97,005)		(232,677)	(164,965)
Service Class	—	(0	) (a)	(97,690)	(63,238)
Total distributions to shareholders	(6,990,106)	(3,804,580)		(4,754,927)	(2,886,866)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,579,422	1,405,143		2,701,926	1,481,279
Class 2	49,509,455	44,782,237		21,474,851	18,194,517
Investor Class	1,079,419	1,741,913		743,369	1,753,871
Service Class	—	—		605,535	637,660
Reinvestment of distributions
Class 1	163,466	100,944		201,286	167,341
Class 2	6,679,889	3,606,631		4,223,274	2,491,322
Investor Class	146,750	97,005		232,677	164,965
Service Class	1	0	(a)	97,689	63,238
Cost of shares redeemed
Class 1	(819,144)	(483,702)		(3,717,160)	(2,943,204)
Class 2	(8,604,442)	(6,066,120)		(5,743,162)	(3,385,239)
Investor Class	(1,125,630)	(203,821)		(1,162,117)	(481,040)
Service Class	—	—		(168,679)	(349,694)
Net increase in net assets from share transactions of beneficial interest	48,609,186	44,980,230		19,489,489	17,795,016
Total Increase In Net Assets	83,421,188	59,135,196		31,154,488	21,943,828

Net Assets:
Beginning of year	199,288,284	140,153,088		121,465,532	99,521,704
End of year	$282,709,472	$199,288,284		$152,620,020	$121,465,532

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
SHARE ACTIVITY
Class 1
Shares Sold	69,314	68,981	176,161	102,473
Shares Reinvested	6,880	4,684	12,756	11,276
Shares Redeemed	(37,130)	(23,234)	(242,460)	(203,725)
Net increase (decrease) in shares of beneficial interest outstanding	39,064	50,431	(53,543)	(89,976)

Class 2
Shares Sold	2,228,396	2,199,476	1,456,039	1,300,125
Shares Reinvested	286,077	170,124	280,803	175,692
Shares Redeemed	(383,929)	(302,691)	(390,527)	(242,013)
Net increase in shares of beneficial interest outstanding	2,130,544	2,066,909	1,346,315	1,233,804

Investor Class
Shares Sold	45,779	79,094	47,687	118,109
Shares Reinvested	5,816	4,242	14,470	10,903
Shares Redeemed	(47,998)	(9,367)	(75,718)	(32,422)
Net increase (decrease) in shares of beneficial interest outstanding	3,597	73,969	(13,561)	96,590

Service Class
Shares Sold	—	—	41,438	46,024
Shares Reinvested	0 (a)	0 (a)	6,513	4,469
Shares Redeemed	—	—	(12,038)	(25,056)
Net increase in shares of beneficial interest outstanding	0 (a)	0 (a)	35,913	25,437

(a)	Represents less than one share

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio			Growth ETF Portfolio

	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2025	December 31, 2024		December 31, 2025	December 31, 2024

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$1,419,497	$1,129,950		$5,664,734	$3,887,011
Net realized gain on investments	390,119	214,743		3,374,027	4,621,696
Net change in unrealized appreciation on investments	2,330,119	722,360		35,149,023	9,498,412
Net increase in net assets resulting from operations	4,139,735	2,067,053		44,187,784	18,007,119
From Distributions to Shareholders:
Total Distributions Paid
Class 1	(481,146)	(421,512)		(582,151)	(224,085)
Class 2	(781,534)	(584,653)		(7,996,479)	(2,862,257)
Investor Class	(171,714)	(166,613)		(127,321)	(55,003)
Service Class	—	(0	) (a)	—	(0	) (a)
Total distributions to shareholders	(1,434,394)	(1,172,778)		(8,705,951)	(3,141,345)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	8,007,891	4,508,649		4,973,087	3,573,138
Class 2	7,856,707	4,033,010		59,053,438	49,435,102
Investor Class	1,148,700	1,370,785		2,037,322	1,062,018
Reinvestment of distributions
Class 1	481,147	421,511		582,152	224,084
Class 2	781,533	584,653		7,996,477	2,862,257
Investor Class	171,714	166,613		127,322	55,003
Service Class	1	0	(a)	1	0	(a)
Cost of shares redeemed
Class 1	(8,098,298)	(3,475,577)		(1,348,515)	(1,963,727)
Class 2	(3,194,785)	(1,884,050)		(7,431,828)	(5,509,710)
Investor Class	(1,259,458)	(1,158,354)		(1,344,155)	(341,205)
Net increase in net assets from share transactions of beneficial interest	5,895,152	4,567,240		64,645,301	49,396,960
Total Increase In Net Assets	8,600,493	5,461,515		100,127,134	64,262,734

Net Assets:
Beginning of year	38,625,587	33,164,072		216,401,084	152,138,350
End of year	$47,226,080	$38,625,587		$316,528,218	$216,401,084

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio		Growth ETF Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
SHARE ACTIVITY
Class 1
Shares Sold	590,636	347,045	226,267	180,993
Shares Reinvested	35,378	32,549	25,522	10,794
Shares Redeemed	(600,020)	(269,850)	(61,103)	(100,250)
Net increase in shares of beneficial interest outstanding	25,994	109,744	190,686	91,537

Class 2
Shares Sold	591,238	316,253	2,775,513	2,552,739
Shares Reinvested	58,193	45,676	360,689	141,626
Shares Redeemed	(240,002)	(147,190)	(345,989)	(284,549)
Net increase in shares of beneficial interest outstanding	409,429	214,739	2,790,213	2,409,816

Investor Class
Shares Sold	83,966	103,735	86,391	50,177
Shares Reinvested	12,425	12,651	5,199	2,471
Shares Redeemed	(91,597)	(86,495)	(55,760)	(15,732)
Net increase in shares of beneficial interest outstanding	4,794	29,891	35,830	36,916

Service Class
Shares Reinvested	0 (a)	0 (a)	0 (a)	0 (a)
Net increase in shares of beneficial interest outstanding	0 (a)	0 (a)	0 (a)	0 (a)

(a)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio

	Year Ended	Year Ended
	December 31, 2025	December 31, 2024

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$5,524,188	$4,163,222
Net realized gain on investments	2,298,672	3,741,151
Net change in unrealized appreciation on investments	21,713,732	5,336,836
Net increase in net assets resulting from operations	29,536,592	13,241,209
From Distributions to Shareholders:
Total Distributions Paid
Class 1	(620,169)	(417,697)
Class 2	(6,305,078)	(4,274,635)
Investor Class	(585,295)	(431,303)
Service Class	(525,282)	(420,686)
Total distributions to shareholders	(8,035,824)	(5,544,321)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	4,418,115	4,599,306
Class 2	33,185,548	27,667,608
Investor Class	3,691,238	3,560,036
Service Class	932,789	993,336
Reinvestment of distributions
Class 1	620,170	417,696
Class 2	6,305,079	4,274,635
Investor Class	585,295	431,303
Service Class	525,281	420,686
Cost of shares redeemed
Class 1	(2,739,796)	(2,503,083)
Class 2	(5,770,587)	(7,386,611)
Investor Class	(1,995,426)	(839,931)
Service Class	(842,387)	(752,592)
Net increase in net assets from share transactions of beneficial interest	38,915,319	30,882,389
Total Increase In Net Assets	60,416,087	38,579,277

Net Assets:
Beginning of year	181,286,143	142,706,866
End of year	$241,702,230	$181,286,143

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio

	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
SHARE ACTIVITY
Class 1
Shares Sold	273,013	299,305
Shares Reinvested	36,981	26,810
Shares Redeemed	(172,493)	(164,382)
Net increase in shares of beneficial interest outstanding	137,501	161,733

Class 2
Shares Sold	2,122,277	1,903,418
Shares Reinvested	395,055	287,467
Shares Redeemed	(374,852)	(508,583)
Net increase in shares of beneficial interest outstanding	2,142,480	1,682,302

Investor Class
Shares Sold	213,648	220,811
Shares Reinvested	32,937	26,140
Shares Redeemed	(113,827)	(51,743)
Net increase in shares of beneficial interest outstanding	132,758	195,208

Service Class
Shares Sold	60,656	68,192
Shares Reinvested	32,995	28,367
Shares Redeemed	(54,313)	(51,437)
Net increase in shares of beneficial interest outstanding	39,338	45,122

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$20.99	$19.10	$16.51	$19.88	$16.72
Income (loss) from investment operations:
Net investment income (a)(b)	0.46	0.43	0.35	0.32	0.35
Net realized and unrealized gain (loss) on investments	3.55	1.91	2.56	(3.44)	2.93
Total income (loss) from investment operations	4.01	2.34	2.91	(3.12)	3.28
Less distributions from:
Net investment income	(0.33)	(0.28)	(0.23)	(0.24)	(0.12)
Net realized gain	(0.34)	(0.17)	(0.09)	(0.01)	—
Total distributions	(0.67)	(0.45)	(0.32)	(0.25)	(0.12)
Net asset value, end of year	$24.33	$20.99	$19.10	$16.51	$19.88
Total return (c)	19.17%	12.21%	17.77%	(15.74)%	19.66%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$6,365	$4,672	$3,287	$4,007	$4,517
Ratio of expenses to average net assets (d)	0.21%	0.21%	0.21%	0.21%	0.22%
Ratio of net investment income to average net assets (b)(d)	2.05%	2.07%	1.93%	1.87%	1.86%
Portfolio turnover rate	6%	11%	10%	9%	9%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$20.65	$18.80	$16.28	$19.60	$16.52
Income (loss) from investment operations:
Net investment income (a)(b)	0.40	0.37	0.35	0.29	0.32
Net realized and unrealized gain (loss) on investments	3.47	1.90	2.46	(3.40)	2.87
Total income (loss) from investment operations	3.87	2.27	2.81	(3.11)	3.19
Less distributions from:
Net investment income	(0.28)	(0.25)	(0.20)	(0.20)	(0.11)
Net realized gain	(0.34)	(0.17)	(0.09)	(0.01)	—
Total distributions	(0.62)	(0.42)	(0.29)	(0.21)	(0.11)
Net asset value, end of year	$23.90	$20.65	$18.80	$16.28	$19.60
Total return (c)	18.83%	11.99%	17.37%	(15.88)%	19.31%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$269,326	$188,645	$132,931	$84,109	$73,834
Ratio of expenses to average net assets (d)	0.46%	0.46%	0.46%	0.46%	0.47%
Ratio of net investment income to average net assets (b)(d)	1.80%	1.84%	2.01%	1.70%	1.73%
Portfolio turnover rate	6%	11%	10%	9%	9%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Investor Class Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$22.27	$20.26	$17.53	$21.10	$17.79
Income (loss) from investment operations:
Net investment income (a)(b)	0.35	0.36	0.33	0.25	0.33
Net realized and unrealized gain (loss) on investments	3.76	2.02	2.65	(3.65)	3.07
Total income (loss) from investment operations	4.11	2.38	2.98	(3.40)	3.40
Less distributions from:
Net investment income	(0.22)	(0.20)	(0.16)	(0.16)	(0.09)
Net realized gain	(0.34)	(0.17)	(0.09)	(0.01)	—
Total distributions	(0.56)	(0.37)	(0.25)	(0.17)	(0.09)
Net asset value, end of year	$25.82	$22.27	$20.26	$17.53	$21.10
Total return (c)	18.53%	11.72%	17.10%	(16.14)%	19.11%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$7,018	$5,971	$3,935	$2,223	$2,275
Ratio of expenses to average net assets (d)	0.71%	0.71%	0.71%	0.71%	0.72%
Ratio of net investment income to average net assets (b)(d)	1.48%	1.63%	1.78%	1.38%	1.61%
Portfolio turnover rate	6%	11%	10%	9%	9%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Service Class Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$20.65	$18.80	$16.28	$19.60	$16.52
Income (loss) from investment operations:
Net investment income (a)(b)	0.17	0.17	0.39	0.35	0.36
Net realized and unrealized gain (loss) on investments	3.70	2.10	2.42	(3.46)	2.83
Total income (loss) from investment operations	3.87	2.27	2.81	(3.11)	3.19
Less distributions from:
Net investment income	(0.28)	(0.25)	(0.20)	(0.20)	(0.11)
Net realized gain	(0.34)	(0.17)	(0.09)	(0.01)	—
Total distributions	(0.62)	(0.42)	(0.29)	(0.21)	(0.11)
Net asset value, end of year (c)	$23.90	$20.65	$18.80	$16.28	$19.60
Total return (d)	18.83%	11.99%	17.37%	(15.88)%	19.31%
Ratios and Supplemental Data:
Net assets, end of year (e)	$28	$24	$21	$18	$21
Ratio of expenses to average net assets (f)	0.51%	0.51%	0.51%	0.51%	0.52%
Ratio of net investment income to average net assets (b)(f)	0.75%	0.84%	2.23%	2.03%	1.41%
Portfolio turnover rate	6%	11%	10%	9%	9%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	NAV does not recalculate due to rounding of net assets.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$14.63	$14.02	$12.96	$15.04	$13.81
Income (loss) from investment operations:
Net investment income (a)(b)	0.49	0.42	0.38	0.33	0.33
Net realized and unrealized gain (loss) on investments	1.43	0.58	1.12	(1.98)	1.04
Total income (loss) from investment operations	1.92	1.00	1.50	(1.65)	1.37
Less distributions from:
Net investment income	(0.36)	(0.32)	(0.27)	(0.23)	(0.14)
Net realized gain	(0.18)	(0.07)	(0.17)	(0.20)	—
Total distributions	(0.54)	(0.39)	(0.44)	(0.43)	(0.14)
Net asset value, end of year	$16.01	$14.63	$14.02	$12.96	$15.04
Total return (c)	13.17%	7.04%	11.75%	(10.99)%	9.97%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$6,194	$6,446	$7,435	$8,234	$10,116
Ratio of expenses to average net assets (d)	0.21%	0.21%	0.21%	0.21%	0.22%
Ratio of net investment income to average net assets (b)(d)	3.16%	2.91%	2.83%	2.44%	2.23%
Portfolio turnover rate	9%	11%	19%	12%	13%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$13.97	$13.40	$12.42	$14.43	$13.28
Income (loss) from investment operations:
Net investment income (a)(b)	0.43	0.39	0.35	0.31	0.29
Net realized and unrealized gain (loss) on investments	1.36	0.54	1.04	(1.92)	0.99
Total income (loss) from investment operations	1.79	0.93	1.39	(1.61)	1.28
Less distributions from:
Net investment income	(0.33)	(0.29)	(0.24)	(0.20)	(0.13)
Net realized gain	(0.18)	(0.07)	(0.17)	(0.20)	—
Total distributions	(0.51)	(0.36)	(0.41)	(0.40)	(0.13)
Net asset value, end of year	$15.25	$13.97	$13.40	$12.42	$14.43
Total return (c)	12.85%	6.86%	11.39%	(11.15)%	9.62%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$135,154	$105,005	$84,205	$62,226	$55,173
Ratio of expenses to average net assets (d)	0.46%	0.46%	0.46%	0.46%	0.47%
Ratio of net investment income to average net assets (b)(d)	2.95%	2.78%	2.74%	2.34%	2.06%
Portfolio turnover rate	9%	11%	19%	12%	13%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Investor Class Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$14.91	$14.29	$13.22	$15.35	$14.13
Income (loss) from investment operations:
Net investment income (a)(b)	0.42	0.38	0.35	0.31	0.31
Net realized and unrealized gain (loss) on investments	1.45	0.57	1.10	(2.06)	1.01
Total income (loss) from investment operations	1.87	0.95	1.45	(1.75)	1.32
Less distributions from:
Net investment income	(0.29)	(0.26)	(0.21)	(0.18)	(0.10)
Net realized gain	(0.18)	(0.07)	(0.17)	(0.20)	—
Total distributions	(0.47)	(0.33)	(0.38)	(0.38)	(0.10)
Net asset value, end of year	$16.31	$14.91	$14.29	$13.22	$15.35
Total return (c)	12.59%	6.58%	11.17%	(11.41)%	9.34%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$8,170	$7,672	$5,974	$3,777	$2,288
Ratio of expenses to average net assets (d)	0.71%	0.71%	0.71%	0.71%	0.72%
Ratio of net investment income to average net assets (b)(d)	2.69%	2.53%	2.57%	2.26%	2.09%
Portfolio turnover rate	9%	11%	19%	12%	13%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Service Class Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$13.94	$13.38	$12.41	$14.43	$13.28
Income (loss) from investment operations:
Net investment income (a)(b)	0.44	0.38	0.36	0.33	0.42
Net realized and unrealized gain (loss) on investments	1.34	0.54	1.02	(1.95)	0.85
Total income (loss) from investment operations	1.78	0.92	1.38	(1.62)	1.27
Less distributions from:
Net investment income	(0.33)	(0.29)	(0.24)	(0.20)	(0.12)
Net realized gain	(0.18)	(0.07)	(0.17)	(0.20)	—
Total distributions	(0.51)	(0.36)	(0.41)	(0.40)	(0.12)
Net asset value, end of year	$15.21	$13.94	$13.38	$12.41	$14.43
Total return (c)	12.81%	6.79%	11.32%	(11.22)%	9.62%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$3,102	$2,342	$1,908	$1,145	$469
Ratio of expenses to average net assets (d)	0.50%	0.51%	0.51%	0.51%	0.52%
Ratio of net investment income to average net assets (b)(d)	2.99%	2.72%	2.78%	2.60%	2.95%
Portfolio turnover rate	9%	11%	19%	12%	13%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$12.87	$12.52	$12.01	$13.63	$12.89
Income (loss) from investment operations:
Net investment income (a)(b)	0.47	0.43	0.40	0.32	0.28
Net realized and unrealized gain (loss) on investments	0.87	0.35	0.71	(1.49)	0.59
Total income (loss) from investment operations	1.34	0.78	1.11	(1.17)	0.87
Less distributions from:
Net investment income	(0.37)	(0.34)	(0.28)	(0.25)	(0.13)
Net realized gain	(0.09)	(0.09)	(0.32)	(0.20)	—
Total distributions	(0.46)	(0.43)	(0.60)	(0.45)	(0.13)
Net asset value, end of year	$13.75	$12.87	$12.52	$12.01	$13.63
Total return (c)	10.39%	6.22%	9.48%	(8.60)%	6.74%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$14,748	$13,469	$11,723	$12,255	$15,125
Ratio of expenses to average net assets (d)	0.23%	0.23%	0.23%	0.24%	0.24%
Ratio of net investment income to average net assets (b)(d)	3.52%	3.35%	3.16%	2.46%	2.12%
Portfolio turnover rate	21%	10%	22%	35%	8%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$12.72	$12.38	$11.89	$13.51	$12.79
Income (loss) from investment operations:
Net investment income (a)(b)	0.44	0.40	0.38	0.31	0.24
Net realized and unrealized gain (loss) on investments	0.84	0.34	0.69	(1.50)	0.58
Total income (loss) from investment operations	1.28	0.74	1.07	(1.19)	0.82
Less distributions from:
Net investment income	(0.33)	(0.31)	(0.26)	(0.23)	(0.10)
Net realized gain	(0.09)	(0.09)	(0.32)	(0.20)	—
Total distributions	(0.42)	(0.40)	(0.58)	(0.43)	(0.10)
Net asset value, end of year	$13.58	$12.72	$12.38	$11.89	$13.51
Total return (c)	10.15%	6.00%	9.19%	(8.85)%	6.45%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$26,245	$19,383	$16,205	$10,969	$8,605
Ratio of expenses to average net assets (d)	0.48%	0.48%	0.48%	0.49%	0.49%
Ratio of net investment income to average net assets (b)(d)	3.27%	3.12%	3.07%	2.44%	1.83%
Portfolio turnover rate	21%	10%	22%	35%	8%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Investor Class Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$13.08	$12.72	$12.20	$13.84	$13.14
Income (loss) from investment operations:
Net investment income (a)(b)	0.41	0.37	0.35	0.22	0.27
Net realized and unrealized gain (loss) on investments	0.86	0.36	0.72	(1.48)	0.55
Total income (loss) from investment operations	1.27	0.73	1.07	(1.26)	0.82
Less distributions from:
Net investment income	(0.30)	(0.28)	(0.23)	(0.18)	(0.12)
Net realized gain	(0.09)	(0.09)	(0.32)	(0.20)	—
Total distributions	(0.39)	(0.37)	(0.55)	(0.38)	(0.12)
Net asset value, end of year	$13.96	$13.08	$12.72	$12.20	$13.84
Total return (c)	9.76%	5.76%	8.96%	(9.12)%	6.27%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$6,233	$5,774	$5,236	$3,977	$5,811
Ratio of expenses to average net assets (d)	0.73%	0.73%	0.73%	0.74%	0.74%
Ratio of net investment income to average net assets (b)(d)	2.99%	2.83%	2.79%	1.73%	1.97%
Portfolio turnover rate	21%	10%	22%	35%	8%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Service Class Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$12.72	$12.38	$11.89	$13.51	$12.79
Income (loss) from investment operations:
Net investment income (a)(b)	0.16	0.16	0.39	0.33	0.30
Net realized and unrealized gain (loss) on investments	1.12	0.58	0.68	(1.52)	0.52
Total income (loss) from investment operations	1.28	0.74	1.07	(1.19)	0.82
Less distributions from:
Net investment income	(0.33)	(0.31)	(0.26)	(0.23)	(0.10)
Net realized gain	(0.09)	(0.09)	(0.32)	(0.20)	—
Total distributions	(0.42)	(0.40)	(0.58)	(0.43)	(0.10)
Net asset value, end of year (c)	$13.58	$12.72	$12.38	$11.89	$13.51
Total return (d)	10.15%	6.00%	9.19%	(8.85)%	6.45%
Ratios and Supplemental Data:
Net assets, end of year (e)	$17	$15	$14	$13	$14
Ratio of expenses to average net assets (f)	0.53%	0.53%	0.53%	0.54%	0.54%
Ratio of net investment income to average net assets (b)(f)	1.20%	1.29%	3.18%	2.63%	1.77%
Portfolio turnover rate	21%	10%	22%	35%	8%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	NAV does not recalculate due to rounding of net assets.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$20.31	$18.58	$16.36	$19.56	$16.88
Income (loss) from investment operations:
Net investment income (a)(b)	0.54	0.46	0.42	0.37	0.40
Net realized and unrealized gain (loss) on investments	3.17	1.61	2.23	(3.21)	2.44
Total income (loss) from investment operations	3.71	2.07	2.65	(2.84)	2.84
Less distributions from:
Net investment income	(0.34)	(0.30)	(0.25)	(0.26)	(0.16)
Net realized gain	(0.37)	(0.04)	(0.18)	(0.10)	—
Total distributions	(0.71)	(0.34)	(0.43)	(0.36)	(0.16)
Net asset value, end of year	$23.31	$20.31	$18.58	$16.36	$19.56
Total return (c)	18.31%	11.09%	16.41%	(14.55)%	16.89%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$20,436	$13,936	$11,051	$7,881	$7,336
Ratio of expenses to average net assets (d)	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of net investment income to average net assets (b)(d)	2.45%	2.28%	2.44%	2.16%	2.13%
Portfolio turnover rate	6%	13%	9%	11%	10%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022		December 31, 2021
Net asset value, beginning of year	$19.77	$18.11	$15.96	$19.10		$16.52
Income (loss) from investment operations:
Net investment income (a)(b)	0.46	0.40	0.39	0.32		0.35
Net realized and unrealized gain (loss) on investments	3.08	1.56	2.16	(3.13)		2.37
Total income (loss) from investment operations	3.54	1.96	2.55	(2.81)		2.72
Less distributions from:
Net investment income	(0.29)	(0.26)	(0.22)	(0.23)		(0.14)
Net realized gain	(0.37)	(0.04)	(0.18)	(0.10)		—
Total distributions	(0.66)	(0.30)	(0.40)	(0.33)		(0.14)
Net asset value, end of year	$22.65	$19.77	$18.11	$15.96		$19.10
Total return (c)	17.99%	10.79%	16.09%	(14.76	)% (e)	16.52%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$289,858	$197,820	$137,572	$92,042		$79,054
Ratio of expenses to average net assets (d)	0.46%	0.46%	0.46%	0.46%		0.46%
Ratio of net investment income to average net assets (b)(d)	2.16%	2.08%	2.21%	1.92%		1.92%
Portfolio turnover rate	6%	13%	9%	11%		10%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Investor Class Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$21.76	$19.92	$17.54	$20.95	$18.10
Income (loss) from investment operations:
Net investment income (a)(b)	0.45	0.38	0.40	0.29	0.42
Net realized and unrealized gain (loss) on investments	3.40	1.72	2.35	(3.42)	2.53
Total income (loss) from investment operations	3.85	2.10	2.75	(3.13)	2.95
Less distributions from:
Net investment income	(0.23)	(0.22)	(0.19)	(0.18)	(0.10)
Net realized gain	(0.37)	(0.04)	(0.18)	(0.10)	—
Total distributions	(0.60)	(0.26)	(0.37)	(0.28)	(0.10)
Net asset value, end of year	$25.01	$21.76	$19.92	$17.54	$20.95
Total return (c)	17.74%	10.48%	15.81%	(14.95)%	16.30%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$6,234	$4,645	$3,516	$1,882	$2,060
Ratio of expenses to average net assets (d)	0.71%	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets (b)(d)	1.93%	1.78%	2.07%	1.55%	2.06%
Portfolio turnover rate	6%	13%	9%	11%	10%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Service Class Shares
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022		December 31, 2021
Net asset value, beginning of year	$19.77	$18.11	$15.96	$19.10		$16.52
Income (loss) from investment operations:
Net investment income (a)(b)	0.18	0.18	0.43	0.39		0.39
Net realized and unrealized gain (loss) on investments	3.36	1.78	2.12	(3.20)		2.33
Total income (loss) from investment operations	3.54	1.96	2.55	(2.81)		2.72
Less distributions from:
Net investment income	(0.29)	(0.26)	(0.22)	(0.23)		(0.14)
Net realized gain	(0.37)	(0.04)	(0.18)	(0.10)		—
Total distributions	(0.66)	(0.30)	(0.40)	(0.33)		(0.14)
Net asset value, end of year (c)	$22.65	$19.77	$18.11	$15.96		$19.10
Total return (d)	17.99%	10.79%	16.09%	(14.76	)% (g)	16.52%
Ratios and Supplemental Data:
Net assets, end of year (e)	$27	$23	$20	$18		$21
Ratio of expenses to average net assets (f)	0.51%	0.51%	0.51%	0.51%		0.51%
Ratio of net investment income to average net assets (b)(f)	0.86%	0.95%	2.54%	2.29%		1.86%
Portfolio turnover rate	6%	13%	9%	11%		10%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Net asset value does not recalculate due to rounding of net assets.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$15.32	$14.52	$13.16	$15.51	$13.87
Income (loss) from investment operations:
Net investment income (a)(b)	0.48	0.43	0.39	0.32	0.32
Net realized and unrealized gain (loss) on investments	1.88	0.88	1.40	(2.27)	1.49
Total income (loss) from investment operations	2.36	1.31	1.79	(1.95)	1.81
Less distributions from:
Net investment income	(0.33)	(0.30)	(0.26)	(0.23)	(0.17)
Net realized gain	(0.28)	(0.21)	(0.17)	(0.17)	—
Total distributions	(0.61)	(0.51)	(0.43)	(0.40)	(0.17)
Net asset value, end of year	$17.07	$15.32	$14.52	$13.16	$15.51
Total return (c)	15.50%	8.99%	13.81%	(12.66)%	13.12%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$17,968	$14,025	$10,938	$8,544	$9,750
Ratio of expenses to average net assets (d)	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of net investment income to average net assets (b)(d)	2.94%	2.83%	2.80%	2.29%	2.14%
Portfolio turnover rate	8%	13%	18%	11%	12%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$14.62	$13.87	$12.60	$14.88	$13.33
Income (loss) from investment operations:
Net investment income (a)(b)	0.42	0.37	0.34	0.28	0.28
Net realized and unrealized gain (loss) on investments	1.78	0.86	1.33	(2.19)	1.42
Total income (loss) from investment operations	2.20	1.23	1.67	(1.91)	1.70
Less distributions from:
Net investment income	(0.30)	(0.27)	(0.23)	(0.20)	(0.15)
Net realized gain	(0.28)	(0.21)	(0.17)	(0.17)	—
Total distributions	(0.58)	(0.48)	(0.40)	(0.37)	(0.15)
Net asset value, end of year	$16.24	$14.62	$13.87	$12.60	$14.88
Total return (c)	15.13%	8.84%	13.47%	(12.90)%	12.82%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$188,038	$137,920	$107,578	$87,770	$75,899
Ratio of expenses to average net assets (d)	0.45%	0.46%	0.46%	0.46%	0.46%
Ratio of net investment income to average net assets (b)(d)	2.68%	2.56%	2.54%	2.14%	1.97%
Portfolio turnover rate	8%	13%	18%	11%	12%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Investor Class Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$16.21	$15.35	$13.91	$16.40	$14.69
Income (loss) from investment operations:
Net investment income (a)(b)	0.42	0.37	0.34	0.34	0.33
Net realized and unrealized gain (loss) on investments	1.98	0.94	1.47	(2.48)	1.51
Total income (loss) from investment operations	2.40	1.31	1.81	(2.14)	1.84
Less distributions from:
Net investment income	(0.26)	(0.24)	(0.20)	(0.18)	(0.13)
Net realized gain	(0.28)	(0.21)	(0.17)	(0.17)	—
Total distributions	(0.54)	(0.45)	(0.37)	(0.35)	(0.13)
Net asset value, end of year	$18.07	$16.21	$15.35	$13.91	$16.40
Total return (c)	14.87%	8.48%	13.21%	(13.07)%	12.57%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$20,345	$16,097	$12,243	$8,585	$848
Ratio of expenses to average net assets (d)	0.70%	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets (b)(d)	2.43%	2.32%	2.35%	2.34%	2.07%
Portfolio turnover rate	8%	13%	18%	11%	12%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Service Class Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$14.58	$13.84	$12.58	$14.84	$13.28
Income (loss) from investment operations:
Net investment income (a)(b)	0.40	0.35	0.32	0.27	0.26
Net realized and unrealized gain (loss) on investments	1.79	0.87	1.33	(2.17)	1.43
Total income (loss) from investment operations	2.19	1.22	1.65	(1.90)	1.69
Less distributions from:
Net investment income	(0.29)	(0.27)	(0.22)	(0.19)	(0.13)
Net realized gain	(0.28)	(0.21)	(0.17)	(0.17)	—
Total distributions	(0.57)	(0.48)	(0.39)	(0.36)	(0.13)
Net asset value, end of year	$16.20	$14.58	$13.84	$12.58	$14.84
Total return (c)	15.11%	8.73%	13.36%	(12.86)%	12.80%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$15,352	$13,244	$11,948	$10,381	$12,425
Ratio of expenses to average net assets (d)	0.51%	0.51%	0.51%	0.51%	0.51%
Ratio of net investment income to average net assets (b)(d)	2.61%	2.43%	2.45%	1.97%	1.78%
Portfolio turnover rate	8%	13%	18%	11%	12%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Notes to Financial Statements
December 31, 2025

1.	ORGANIZATION

The TOPS® ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of five different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The Portfolios are “fund of funds”, in that the Portfolios will generally invest in other investment companies. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Aggressive Growth ETF Portfolio	Capital appreciation.
Balanced ETF Portfolio	Income and capital appreciation.
Conservative ETF Portfolio	Preserve capital and provide moderate income and moderate capital appreciation.
Growth ETF Portfolio	Capital appreciation.
Moderate Growth ETF Portfolio	Capital appreciation.

The Portfolios currently offer four classes of shares: Class 1 Shares, Class 2 Shares, Investor Class Shares and Service Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”, including Accounting Standards Update 2013-08.

Operating Segments – The Portfolios have adopted FASB Accounting Standards Update 2023- 07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and chief financial officer of the Portfolios. Each Portfolio operates as a single operating segment. Each Portfolio’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Portfolio, using the information presented in the financial statements and financial highlights.

TOPS® ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2025

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open- end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors or trustees of the open-end investment companies.

The Portfolios may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

TOPS® ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2025

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

TOPS® ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2025 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$277,224,540	$—	$—	$277,224,540
Short-Term Investments	5,872,042	—	—	5,872,042
Total	$283,096,582	$—	$—	$283,096,582

Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$149,610,614	$—	$—	$149,610,614
Short-Term Investments	4,606,499	—	—	4,606,499
Total	$154,217,113	$—	$—	$154,217,113

Conservative ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$46,208,997	$—	$—	$46,208,997
Short-Term Investments	1,022,624	—	—	1,022,624
Total	$47,231,621	$—	$—	$47,231,621

Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$309,739,222	$—	$—	$309,739,222
Short-Term Investments	6,481,486	—	—	6,481,486
Total	$316,220,708	$—	$—	$316,220,708

Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$237,115,506	$—	$—	$237,115,506
Short-Term Investments	5,040,336	—	—	5,040,336
Total	$242,155,842	$—	$—	$242,155,842

The Portfolios did not hold any Level 2 or 3 securities during the year ended December 31, 2025.

*	Refer to the Schedules of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

TOPS® ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2025

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2022 through December 31, 2024 or expected to be taken in the Portfolios’ December 31, 2025 year- end tax returns. Each Portfolio identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Portfolio makes significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect a Portfolio’s performance.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans - The Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash and securities as collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Schedules of Investments. Securities received as collateral are U.S. government securities; securities received as collateral, if any, are not recognized as portfolios assets. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the Borrower fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

TOPS® ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2025

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of December 31, 2025:

				Gross Amounts Not Offset in the
				Statement of Assets & Liabilities *
			Net Amounts
		Gross	of Assets
		Amounts	Presented in
	Gross	Offset in the	the
	Amounts of	Statements of	Statements of	Financial
	Recognized	Assets &	Assets &	Instruments	Cash Collateral	Net Amount
Assets:	Assets	Liabilities	Liabilities	Received	Received	of Assets

Aggressive Growth ETF Portfolio
Description:
Securities Loaned	$789,360	$—	$789,360	$789,360	$—	$—
Total	$789,360	$—	$789,360	$789,360	$—	$—

Balanced ETF Portfolio
Description:
Securities Loaned	$13,641,760	$—	$13,641,760	$12,361,660	$1,280,100	$—
Total	$13,641,760	$—	$13,641,760	$12,361,660	$1,280,100	$—

Conservative ETF Portfolio
Description:
Securities Loaned	$6,527,214	$—	$6,527,214	$6,527,214	$—	$—
Total	$6,527,214	$—	$6,527,214	$6,527,214	$—	$—

Growth ETF Portfolio
Description:
Securities Loaned	$5,975,751	$—	$5,975,751	$5,975,751	$—	$—
Total	$5,975,751	$—	$5,975,751	$5,975,751	$—	$—

Moderate Growth ETF Portfolio
Description:
Securities Loaned	$11,945,410	$—	$11,945,410	$11,945,410	$—	$—
Total	$11,945,410	$—	$11,945,410	$11,945,410	$—	$—

*	The amount is limited to the securities loaned asset balance and accordingly, does not include excess collateral pledged.

TOPS® ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2025

The following table breaks out the holdings received as collateral as of December 31, 2025:

Securities Lending Transactions
Overnight and Continuous
Balanced ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$1,573,770

Moderate Growth ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$23,145

The fair value of the securities loaned for the Aggressive ETF Portfolio, Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio totaled $789,360, $13,641,760, $6,527,214, $5,975,751, and $ 11,945,410, as of December 31, 2025, respectively. The securities loaned are noted in the Schedules of Investments. The fair value of the “collateral for securities loaned” on each Schedule of Investments includes only cash collateral received and reinvested that totaled $0, $1,573,770, $0, $0, and $23,145 for the Aggressive ETF Portfolio, Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio as of December 31, 2025, respectively. This amount is offset by a liability recorded as “Collateral on securities loaned”. At December 31, 2025, the Aggressive ETF Portfolio, Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio received non-cash collateral of $805,344, $12,361,660, $6,664,843, $6,104,916, $12,180,438, respectively. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of a Portfolio at the Portfolio’s custodian. A Portfolio cannot pledge or resell the collateral.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$58,885,139	$14,278,588
Balanced ETF Portfolio	29,914,612	11,692,438
Conservative ETF Portfolio	14,299,939	8,655,565
Growth ETF Portfolio	73,767,859	14,346,043
Moderate Growth ETF Portfolio	51,002,871	15,493,729

TOPS® ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2025

4.       INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisers, Inc. serves as the Portfolios’ investment advisor (the “Advisor”) . The Advisor has engaged Milliman Financial Risk Management LLC as the Portfolios’ sub-advsior (the “Sub-Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets. For the year ended December 31, 2025, the Portfolios paid the following in advisory fees:

Portfolio	Advisory Fees
Aggressive Growth ETF Portfolio	$234,546
Balanced ETF Portfolio	135,607
Conservative ETF Portfolio	42,789
Growth ETF Portfolio	260,170
Moderate Growth ETF Portfolio	207,460

The Trust, on behalf of the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) for each of Class 2 shares and Investor Class shares. The fee is calculated at an annual rate of 0.25% and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the year ended December 31, 2025, the Portfolios paid the following in distribution fees under the Plan:

Fund	Distribution Fees
Aggressive Growth ETF Portfolio	$588,869
Balanced ETF Portfolio	335,980
Conservative ETF Portfolio	86,899
Growth ETF Portfolio	621,758
Moderate Growth ETF Portfolio	489,721

Service Class shares also include shareholder servicing and administrative fees for Balanced ETF Portfolio and Moderate Growth ETF Portfolio in the amounts of $8,020 and $42,505, respectively.

In addition, certain affiliates of the Distributor provide services to the Portfolios as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with UFS, each Portfolio pays to UFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees.

For the year ended December 31, 2025, the trustees received fees in the amount of $21,493 on behalf of each Portfolio.

The approved entities may be affiliates of UFS and the Distributor. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

TOPS® ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2025

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from UFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from UFS under the administrative servicing agreement.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio were as follows:

Aggressive Growth ETF Portfolio
Pruco Life Insurance Company	77%

Balanced ETF Portfolio
Pruco Life Insurance Company	72%

Conservative ETF Portfolio
Pruco Life Insurance Company	43%
Members Life Insurance Company	28%

Growth ETF Portfolio
Pruco Life Insurance Company	75%

Moderate Growth ETF Portfolio
Pruco Life Insurance Company	54%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

TOPS® ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The table below represents aggregate cost for federal tax purposes for the Portfolios as of December 31, 2025 and differs from market value by net unrealized appreciation/depreciation which consisted of:

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Portfolio	Purposes	Appreciation	Depreciation	Appreciation
Aggressive Growth ETF Portfolio	$224,265,808	$59,578,689	$(747,915)	$58,830,774
Balanced ETF Portfolio	138,374,339	17,861,589	(2,018,815)	15,842,774
Conservative ETF Portfolio	45,003,321	3,228,638	(1,000,338)	2,228,300
Growth ETF Portfolio	256,267,197	61,086,482	(1,132,971)	59,953,511
Moderate Growth ETF Portfolio	206,149,576	38,159,159	(2,152,893)	36,006,266

The tax character of the Portfolios’ distributions paid for the years ended December 31, 2025 and December 31, 2024 was as follows:

For the year ended December 31, 2025:
	Ordinary	Long-Term
	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$3,209,982	$3,780,124	$6,990,106
Balanced ETF Portfolio	3,083,803	1,671,124	4,754,927
Conservative ETF Portfolio	1,138,230	296,164	1,434,394
Growth ETF Portfolio	3,953,363	4,752,588	8,705,951
Moderate Growth ETF Portfolio	4,218,408	3,817,416	8,035,824

For the year ended December 31, 2024:
	Ordinary	Long-Term
	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$2,246,906	$1,557,674	$3,804,580
Balanced ETF Portfolio	2,347,641	539,225	2,886,866
Conservative ETF Portfolio	904,879	267,899	1,172,778
Growth ETF Portfolio	2,750,767	390,578	3,141,345
Moderate Growth ETF Portfolio	3,131,354	2,412,967	5,544,321

TOPS® ETF Portfolios
Notes to Financial Statements (Continued)
December 31, 2025

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed		Total
	Ordinary	Long-Term	Unrealized	Accumulated
	Income	Capital Gains	Appreciation	Earnings
Aggressive Growth ETF Portfolio	$4,227,617	$3,774,916	$58,830,774	$66,833,307
Balanced ETF Portfolio	3,997,167	1,858,439	15,842,774	21,698,380
Conservative ETF Portfolio	1,419,432	695,134	2,228,300	4,342,866
Growth ETF Portfolio	5,664,131	3,429,781	59,953,511	69,047,423
Moderate Growth ETF Portfolio	5,524,511	2,506,961	36,006,266	44,037,738

The difference between book basis and tax basis accumulated net realized gains/ losses and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Aggressive Growth ETF Portfolio currently seeks to achieve its investment objectives by investing its assets in underlying funds. As of December 31, 2025, the percentage of the Aggressive Growth ETF Portfolio’s net assets invested in the Vanguard S&P 500 ETF was 25.0%. (the “Security”) . The Aggressive Growth ETF Portfolio may sell its investments in this Security at any time if the Advisor determines that it is in the best interest of the Aggressive Growth ETF Portfolio and its shareholders to do so.

The performance of the Aggressive Growth ETF Portfolio will be directly affected by the performance of this investment. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the respective Security’s Form N-CSR’s available at “www.sec.gov”.

8.	PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The Portfolio have adopted ASU 2023-09 for the year ended December 31, 2025, and concluded that the application of this guidance did not have an impact on their financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Effective May 1, 2026, please be advised that the names of the below Portfolios will be changed.

Current Fund Name	New Fund Name
TOPS® Moderate Growth ETF Portfolio	TOPS® Moderate ETF Portfolio
TOPS® Growth ETF Portfolio	TOPS® Moderately Aggressive ETF Portfolio
TOPS® Aggressive Growth ETF Portfolio	TOPS® Aggressive ETF Portfolio

Management has determined that no additional events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Variable Trust and Shareholders of TOPS Aggressive Growth ETF Portfolio, TOPS Balanced ETF Portfolio, TOPS Conservative ETF Portfolio, TOPS Growth ETF Portfolio, and TOPS Moderate Growth ETF Portfolio

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of TOPS Aggressive Growth ETF Portfolio, TOPS Balanced ETF Portfolio, TOPS Conservative ETF Portfolio, TOPS Growth ETF Portfolio, and TOPS Moderate Growth ETF Portfolio (the “Portfolios”), each a portfolio constituting the Northern Lights Variable Trust (the “Trust”), including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
February 20, 2026

We have served as the auditor of one or more TOPS Portfolios investment companies since 2019.

TOPS® ETF Portfolios
Supplemental Information (Unaudited)
December 31, 2025

FOREIGN TAX CREDIT

The Portfolios intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended December 31, 2025 and December 31, 2024, were as follows:

For Fiscal Year Ended
December 31, 2025	Foreign Taxes Paid	Foreign Source Income
Aggressive Growth ETF Portfolio	$0.0214	$0.2032
Balanced ETF Portfolio	0.0065	0.0725
Conservative ETF Portfolio	0.0031	0.0461
Growth ETF Portfolio	0.0147	0.1550
Moderate Growth ETF Portfolio	0.0089	0.1079

For Fiscal Year Ended
December 31, 2024	Foreign Taxes Paid	Foreign Source Income
Aggressive Growth ETF Portfolio	$0.0143	$0.1785
Balanced ETF Portfolio	0.0045	0.0695
Conservative ETF Portfolio	0.0029	0.0496
Growth ETF Portfolio	0.0121	0.1599
Moderate Growth ETF Portfolio	0.0070	0.0999

TOPS® ETF Portfolios
Additional Information (Unaudited)
December 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

ValMark Advisers, Inc. - Adviser to the following:

TOPS® Aggressive Growth ETF Portfolio	TOPS® Managed Risk Balanced ETF Portfolio (“TOPS
(“TOPS Aggressive”),	Risk Balanced”),
TOPS® Balanced ETF Portfolio	TOPS® Managed Risk Flex ETF Portfolio
(“TOPS Balanced”),	(“TOPS Risk Flex”),
TOPS® Conservative ETF Portfolio	TOPS® Managed Risk Growth ETF Portfolio
(“TOPS Conservative”),	(“TOPS Risk Growth”), and
TOPS® Growth ETF Portfolio	TOPS® Managed Risk Moderate Growth ETF
(“TOPS Growth”), and	Portfolio, (“TOPS Risk Moderate”),
TOPS® Moderate Growth ETF Portfolio	(collectively “TOPS Risk Managed Portfolios” or
(“TOPS Moderate”)	“TOPS Portfolio”)*
(collectively “TOPS Non-Risk Managed Portfolios” or
“TOPS Portfolio”)*

In connection with the regular meeting held on November 11- 12, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between ValMark Advisers, Inc (the “Adviser”) and the Trust, with respect to each TOPS Portfolio (individually the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board noted that the Adviser was established in 1997 and managed over $ 9.4 billion in assets. The Board stated that the Adviser provided fee-based portfolio management, financial planning, consulting, risk management services, and created and managed ETF portfolio programs. The Board examined the background information of the key investment professionals servicing the TOPS Portfolios taking into consideration their diverse financial industry experience and education and noted there were no material personnel changes. The Board remarked that the Adviser constructed portfolios that were diversified across many asset classes using proprietary technology which analyzed historical performance, correlations and risks as measured by return volatility of the selected assets. The Board recognized that the Adviser set the asset allocation, selected the appropriate ETFs, performed deep analysis and monitoring of the underlying investments, oversaw the sub-adviser’s trading of the TOPS Portfolios, and monitored and instructed rebalancing of the TOPS Portfolios back to the relevant target asset allocation when percentages diverged. They considered that the Adviser’s cybersecurity committee ensured cyber policies, procedures, and protocols were

TOPS® ETF Portfolios
Additional Information (Unaudited) (Continued)
December 31, 2025

evaluated, up to date, and recounted no cybersecurity incidents over the past year. The Board reflected that the Adviser assigned trading execution to the sub-adviser but employed a best execution committee to evaluate executing brokers and supervise execution. The Board also recognized that the Adviser had committed staff and technology resources to assist the programs and the TOPS Portfolios’ compliance requirements. The Board noted that the Adviser reported no material compliance or litigation issues since the previous Advisory Agreement approval. The Board concluded that the Adviser continued to provide a high level of service to the TOPS Portfolios and each of their respective shareholders.

Performance.

TOPS Aggressive. The Board observed the Fund’s objective of providing capital appreciation. The Board noted that the Fund underperformed its benchmark for all periods, but recognized that the underperformance was the result of the Fund’s wide diversification in value, international, small cap and mid cap stock. The Board remarked that the Fund was in the second quartile in its Morningstar category for the one-year period. The Board concluded that the Fund’s performance was consistent with the strategies disclosed in its prospectus.

TOPS Balanced. The Board examined the Fund’s objective, noting that the Fund provided income and capital appreciation. The Board recognized that the Fund underperformed the peer group median, Morningstar category median and benchmark for the one-, three- and five-year periods. They noted that the Fund performance was in the second quartile for its Morningstar category median for the since inception and ten-year periods. The Board noted that the Adviser attributed underperformance to the Fund’s overweighting in equity, international and value stocks. The Board concurred that the Fund’s performance was consistent with the strategies disclosed in its prospectus.

TOPS Conservative. The Board reviewed the Fund’s objectives of preservation of capital and moderate income and moderate capital appreciation. The Board stated that the Fund outperformed its Morningstar category and peer group median for the one- , three-, five- and ten-year periods while it underperformed its benchmark. The Board concluded that the Fund was achieving its objective, and that the Adviser was applying the strategy as anticipated.

TOPS Growth. The Board remarked the Fund’s objective was to seek capital appreciation and noted that the Fund received a three-star Morningstar rating. The Board acknowledged that the Fund underperformed against its benchmark, Morningstar category median and peer group median for the one-year period, and that it outperformed its peer group median and Morningstar category median for the three, five, ten and since inception periods while underperforming its benchmark over the same periods. The Board agreed that the Fund achieved its investment objective as designed and disclosed in its prospectus.

TOPS Moderate. The Board noted the Fund’s objective sought capital appreciation and the Fund received a three- star Morningstar rating. They observed that the Fund underperformed its benchmark, Morningstar category and peer group medians for the one-year period. They recognized that the Fund underperformed its benchmark and outperformed its Morningstar category and peer group medians for the since inception, three-, five- and ten-year periods. The Board agreed that the Fund was achieving its stated investment objective, and that the Adviser was executing the strategy as expected.

TOPS Risk Balanced. The Board evaluated the Fund’s objective and noted that it sought income and capital appreciation with less volatility than the fixed and equity markets as a whole and received a three-star Morningstar rating. The Board stated that the Fund underperformed its benchmark, peer group and Morningstar category median for the since inception, one-, three- and five-year periods. The Board observed that the Fund outperformed the peer group median for the ten- year period. They also noted the effect of the Fund’s hedging strategy on performance, which lowered returns but also lowered volatility and placed the Fund’s standard deviation in the top quartile for the three-, five- and ten-year periods. The Board concluded that the Fund executed its investment strategy as designed and disclosed in its prospectus.

TOPS Risk Flex. The Board reviewed the Fund’s objective and noted that the Fund sought income and capital appreciation with less volatility than fixed income and equity markets as a whole. The Board considered the Fund’s performance and acknowledged that the Fund underperformed its Morningstar category, benchmark and peer group for the since inception, one-, three- and ten- year periods. They further recognized that the Fund underperformed its benchmark but outperformed its peer group median for the five-year period. They acknowledged the Adviser’s assertion that factors impacting the Fund’s performance included its higher international weighting and a lower weighting to growth equities. The Board agreed that the Fund’s managed risk strategy continued to provide benefits to the Fund’s shareholders.

TOPS® ETF Portfolios
Additional Information (Unaudited) (Continued)
December 31, 2025

TOPS Risk Growth. The Board examined the Fund’s objective, observing that the Fund seeks to provide capital appreciation with less volatility than equity markets. Board considered the Fund’s performance, stating that it underperformed its Morningstar category, peer group and benchmark index for all time periods. The Board noted that the hedge did reduce volatility as seen in the standard deviation, which was in the second quartile relative to its peer group and category for the since inception, three- and five-year periods. However, they also noted that the hedge reduced the performance in up markets and down markets returns did not make up for the reduced performance in up markets. They considered the Fund’s Sharpe and Sortino ratios. The Board concluded that the Fund executed its investment strategy as disclosed in its prospectus.

TOPS Risk ETF. The Board noted the Fund’s objective and stated that the Fund seeks to provide capital appreciation with lower volatility than equity markets. They further noted that the Fund received a three-star Morningstar rating. The Board reviewed the performance of the Fund, noting that the Fund underperformed all comparison groups for all periods. The Board acknowledged that the Sharpe and Sortino ratios for the periods evidenced the performance drag associated with the hedge overlay. The Board agreed that the Fund was performing as expected according to its prospectus.

Fees and Expenses.

TOPS Non- Risk Managed Portfolios. The Board evaluated the advisory fee charged to each of the TOPS Non-Risk Managed Portfolios, observing that the Adviser charged 0.10% for advisory services to each Fund.

TOPS Aggressive. The Board considered that the fee was below the category average of 0.15%, and well below the category high of 0.45%.

TOPS Balanced. The Board considered that the fee was below the category average of 0.19%, and well below the category high of 0.45%.

TOPS Conservative. The Board considered that the fee was below the category average of 0.29%, and well below the category high of 1.05%.

TOPS Growth. The Board considered that the fee was below the category average of 0.15%, and well below the category high of 0.45%.

TOPS Moderate. The Board considered that the fee was below the category average of 0.19%, and well below the category high of 0.45%.

The Board reviewed the net expense ratio of each TOPS Non-Risk Managed Portfolio compared to its Morningstar category and peer group and noted that each Fund’s net expense ratio was consistently lower than the comparable groups. The Board agreed that the advisory fee paid by each of the TOPS Non-Risk Managed Portfolios was not unreasonable given the services provided and the cost of the limited sub-advisory services.

TOPS Risk Managed Portfolios. The Board assessed the advisory fee charged to each of the TOPS Risk Managed Portfolios, noting that the Adviser charged 0.30% for the advisory services rendered to each Fund.

TOPS Risk Balanced. The Board considered that the fee was above the category average of 0.17%, and was equal to the category high of 0.30%.

TOPS Risk Flex. The Board considered that the fee was above the category average of 0.21%, and was equal to the category high of 0.30%.

TOPS Risk Growth. The Board considered that the fee was above the category average of 0.19%, and well below the category high of 0.45%.

TOPS Risk ETF. The Board considered that the fee was above the category average of 0.19%, and well below the category high of 0.45%.

TOPS® ETF Portfolios
Additional Information (Unaudited) (Continued)
December 31, 2025

The Board evaluated the net expense ratio of each TOPS Risk Managed Portfolio to its Morningstar category and peer group, noting that each Fund generally had a higher average and median net expense ratio. The Board agreed that the advisory fee paid by each of the TOPS Risk Managed Portfolios was not unreasonable given the services provided and the risk managed component of the strategies and the cost of the sub-advisory services.

Profitability.

TOPS Non-Risk Managed Portfolios. The Board evaluated the profitability analysis provided by the Adviser associated with the services provided to each Fund. They observed that the Adviser estimated that it earned a modest profit in connection with its relationship with most Funds, but experienced a small loss with respect to TOPS Conservative. After further consideration, the Board agreed that excessive profitability was not a concern at this time for any TOPS Non-Risk Managed Portfolio.

TOPS Risk Managed Portfolios . The Board examined the profitability analysis provided by the Adviser regarding the services provided to each Fund. They observed that the Adviser estimated that it earned a modest profit in connection with its relationship with most Funds, but experienced a small loss with respect to TOPS Risk Balanced. The Board agreed that the Adviser was not realizing an excessive profit from the advisory services provided to any of the TOPS Risk Managed Portfolios.

Economies of Scale. The Board contemplated whether economies of scale had been realized in connection with the Adviser’s advisory services afforded to each of the TOPS Portfolios. The Board recognized that the Adviser did not foretell any capacity limitations and that they would continue to monitor for opportunities to implement breakpoints as each Fund’s size increased. The Board agreed that based on each Fund’s current asset size, the absence of breakpoints was acceptable at this time.

Conclusion. The Board requested and received such information from the Adviser as believed to be reasonably necessary to assess the terms of the Advisory Agreement, and as aided by the advice of independent counsel, the Board concluded that each advisory fee paid by each of the TOPS Portfolios to the Adviser was not unreasonable, and that renewal of the Advisory Agreement was in the best interests of the shareholders of each Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the TOPS Portfolio.

Milliman Financial Risk Management, LLC - Sub-Adviser to the following:

TOPS® Aggressive Growth ETF Portfolio	TOPS® Managed Risk Balanced ETF Portfolio (“TOPS Risk
(“TOPS Aggressive”),	Balanced”),
TOPS® Balanced ETF Portfolio	TOPS® Managed Risk Flex ETF Portfolio
(“TOPS Balanced”),	(“TOPS Risk Flex”),
TOPS® Conservative ETF Portfolio	TOPS® Managed Risk Growth ETF Portfolio
(“TOPS Conservative”),	(“TOPS Risk Growth”), and
TOPS® Growth ETF Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio,
(“TOPS Growth”), and	(“TOPS Risk Moderate”),
TOPS® Moderate Growth ETF Portfolio	(collectively “TOPS Risk Managed Portfolios” or “TOPS
(“TOPS Moderate”)	Portfolio”)*
(collectively “TOPS Non-Risk Managed Portfolios” or
“TOPS Portfolio”)*

In connection with the regular meeting held on November 11-12, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Milliman Financial Risk Management (the “Sub-Adviser”) and ValMark Advisers, Inc. (“Adviser”), with respect to each TOPS Portfolio. In considering the renewal of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

TOPS® ETF Portfolios
Additional Information (Unaudited) (Continued)
December 31, 2025

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Board observed that that Sub-Adviser was founded in 1998 and serviced approximately $185 billion in assets for the insurance industry and self-insured organizations. The Board evaluated the background information of the key personnel responsible for servicing the TOPS Portfolios, taking into consideration their education and experience related to trading, risk management, portfolio management, quantitative finance, technology and actuarial services. The Board noted that the Sub-Adviser provided non-discretionary trading services to execute trades for the TOPS Non-Risk Managed Portfolios. They also observed that the Sub-Adviser supplied research and analysis, and compliance services to implement the managed risk strategy and executed trades to hedge the TOPS Risk Managed Portfolios. The Board noted that the Sub-Adviser established the trading thresholds in accordance with each portfolio’s investment limitations and other limitations as directed by the Adviser into their trading and compliance systems supplying post-trade compliance reporting for substantiation. The Board further noted the Sub- Adviser had completed an SEC exam in January 2025, which resulted in no finding and that the Sub-Adviser reported no compliance or litigation issues since the last renewal of the Sub-Advisory Agreement. The Board agreed that the Sub-Adviser was anticipated to continue providing a high level of quality service to the TOPS Portfolios, Adviser, and shareholders.

Performance. The Board reviewed the performance of the TOPS Risk Managed Portfolios, particularly noticing the impact of the Sub- Adviser’s hedging strategy. They noted that the Sub- Adviser’s hedging strategy was intended to decrease the impact of volatility on each of the TOPS Risk Managed Portfolios, even if this adversely impacted performance. The Board acknowledged that the Sub-Adviser’s hedging strategy was designed to function optimally during sustained market declines and would underperform during intervals of market growth. They observed that the Sub-Adviser’s hedging strategy appeared to be operating as expected. With regard to the TOPS Non-Risk Managed Portfolios, they recognized that the Sub-Adviser’s execution services had little impact on performance.

Fees and Expenses. The Board assessed the fee arrangement between the Adviser and Sub-Adviser with regard to the TOPS Risk Managed Portfolios and the TOPS Non-Risk Managed Portfolios. They remarked that the Sub-Adviser received a modest fixed fee for the execution services provided to the TOPS Non-Risk Managed Portfolios. They reviewed the fee split between the Adviser and the Sub-Adviser with respect to the TOPS Managed Risk Portfolios, stating that the Sub-Adviser received a fee equal to 0.20% of each TOPS Managed Risk Portfolio’s average daily net assets, paid from the Adviser’s fees. They contemplated the fees the Sub-Adviser charged for the TOPS Risk Managed Portfolios relative to other accounts managed by the Sub-Adviser. After further dialogue, the Board agreed that the sub-advisory fee paid by each respective TOPS Portfolio was not unreasonable.

Profitability. The Board evaluated the profitability analysis provided by the Sub-Adviser with regard to each of the TOPS Portfolios. They observed that the Sub-Adviser attained profits in terms of actual dollars and percentage of revenue in connection with its relationship with the TOPS Portfolios. The Board agreed that excessive profitability on a fund-by-fund basis and on an aggregate basis was not a concern at this time.

Economies of Scale. The Board contemplated whether economies of scale had been achieved by the Sub-Adviser with regard to the management of the TOPS Portfolios. The Board established that, with respect to the execution services provided to the TOPS Non-Risk Managed Portfolios, the fees were modest because the scope of services was limited. With regard to the TOPS Risk Managed Portfolios, the Board agreed that the current fee levels appeared to reflect the sharing of Sub-Adviser efficiencies with the Adviser, which permitted the Adviser to maintain its fees at reasonable levels.

Conclusion. The Board recognized the Sub-Adviser’s reputation as a global leader in financial risk management, in addition to the highly technical organization and skillset that supports their operation. They contemplated the adviser’s belief that the Sub-Adviser provided high quality services, deemed them as a valued partner and recommended retention. The Board requested and received such information from the Sub-Adviser as believed to be reasonably necessary to assess the terms of the Sub-Advisory Agreement, and as aided by the advice of independent counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of the shareholders of each of the TOPS Portfolios.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of  Ethics filed herewith.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	2/28/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	2/28/2026

By (Signature and Title)

/s/ Jim Colantino
Jim Colantino, Principal Financial Officer/Treasurer

Date	2/28/2026